Lease liabilities - Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	$ 337,980	$ 246,854
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	54,431	45,136
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	61,931	44,847
Between 2 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	50,839	38,745
Between 3 and 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	41,781	30,085
Between 4 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	31,231	24,072
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	$ 97,767	$ 63,969